                         [METROPOLITAN WEST LOGO BLACK]
                          [METROPOLITAN WEST LOGO RED]

                            METROPOLITAN WEST FUNDS

                             TOTAL RETURN BOND FUND

                             LOW DURATION BOND FUND

                               ALPHATRAK 500 FUND

                               SEMI-ANNUAL REPORT
                                  (Unaudited)
                                   [DINGBAT]

                               September 30, 1999

                            METROPOLITAN WEST FUNDS

Dear Shareholder:

We are pleased to enclose the semi-annual report for the Metropolitan West Low Duration and Total Return Bond Funds and the Metropolitan West AlphaTrak 500 Fund, for the period ended September 30, 1999.

As the debt markets have stabilized and the liquidity crisis of 1998 eased in the first half of 1999, the Funds have benefited from positive price performance in the investment grade corporate and mortgages markets. All Funds were able to outperform their individual benchmarks as well as rank near the top of their respective peer groups.

Returns for the Funds, net of fees, were as follows:

                                           ONE YEAR          SINCE INCEPTION
                                         PERIOD ENDED       (ANNUALIZED) ENDED
                                      SEPTEMBER 30, 1999    SEPTEMBER 30, 1999
                                      ------------------    ------------------
Low Duration Bond Fund                       +7.45%                +7.38%
Merrill Lynch 1-3 Year US Treasury
Index*                                       +3.23%                +6.17%
Total Return Bond Fund                       +4.48%                +9.20%
Lehman Aggregate Index*                      -0.37%                +7.21%
AlphaTrak 500 Fund+                         +30.93%               +14.07%
S&P 500 Stock Index+*                       +27.80%               +11.50%

---------

* An unmanaged Index

+ AlphaTrak 500 Fund and S&P 500 Stock Index -- period from June 29, 1998
  (inception of AlphaTrak 500 Fund) through September 30, 1999.

This period also included the first anniversary of our enhanced equity index fund, the Metropolitan West AlphaTrak 500 Fund. Investors participating in this Fund since its inception have outperformed the S&P 500 index by over 250 basis points.

As you can see from the one year return of the Lehman Brothers Aggregate Index, interest rate increases through September 30, 1999 have had a dramatic negative impact on return. We are pleased by the relative performance our Funds have achieved. By maintaining a long term disciplined approach to our investment process, we believe our shareholders will continue to benefit from the strategies employed.

--------------------------------------------------------------------------------

As always, our philosophy is to maintain open communication with our shareholders. Feel free to contact us at (310) 966-8900 if you have any comments, questions, or suggestions. We appreciate your support and confidence in our investment style of fixed income management.

Sincerely,

/s/ Scott Dubchansky
Scott Dubchansky,
President and Trustee
Past performance is not indicative of future results. Share prices and returns will fluctuate and when redeemed, shares may be worth more or less than their original investment. Please read the prospectus carefully before you invest. U.S. Treasury bonds unlike mutual funds are insured direct obligations of the U.S. Government that offer a fixed rate of return.

  The Metropolitan West Funds are distributed by First Data Distributors, Inc.
                   4400 Computer Drive, Westborough MA 01581.
            To be preceded or accompanied by a prospectus. DFU 11/99

--------------------------------------------------------------------------------

                           METWEST TOTAL RETURN BOND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS--96.96%
ASSET-BACKED         $ 2,250,000   Atherton Franchisee Loan Funding
SECURITIES--12.96%(3)              1999-A E, 8.25%, 10/15/15(4)      $  1,466,719
                       1,250,000   Empire Funding Home Loan Owner
                                   Trust 1999-1 M2, 9.00%, 05/25/30     1,183,790
                       1,000,000   Falcon Franchise Loan LLC 1999-1
                                   D, 8.40%, 07/05/13(4)                  912,187
                       1,000,000   Falcon Franchise Loan LLC 1999-1
                                   E, 6.50%, 01/05/14(4)                  556,562
                       2,615,577   First Union Home Equity Loan
                                   Trust 1997-3 B, 7.39%, 03/25/29      2,548,553
                       1,000,000   Green Tree Financial Corp.
                                   1996-9 A6, 7.69%, 01/15/28           1,024,218
                       1,000,000   Green Tree Home Equity Loan
                                   Trust 1997-B M1, 7.65%, 04/15/27     1,017,745
                       3,000,000   Green Tree Home Equity Loan
                                   Trust 1998-C B2, 8.06%, 07/15/29     2,691,105
                       2,000,000   Green Tree Home Improvement Loan
                                   Trust 1997-E HEB2, 7.77%,
                                   01/15/29                             1,823,750
                       3,000,000   Green Tree Home Improvement Loan
                                   Trust 1998-B HEB2, 8.49%,
                                   11/15/29                             2,844,375
                       1,979,083   Green Tree Recreational
                                   Equipment & Consumer Trust
                                   1998-A A4H, 8.26%, 05/15/29          1,972,522
                       2,000,000   Provident Bank Home Equity Loan
                                   Trust 1997-4 A3, 6.91%, 01/25/29     1,979,450
                                                                     ------------
                                                                       20,020,976
                                                                     ------------
CORPORATES--30.67%(2)
Banks--2.54%           1,000,000   Bergen Bank ASA (FRN), 6.00%,
                                   08/29/49                               741,650
                       1,085,000   MBNA Corp. (FRN) (MTN), 6.11%,
                                   05/23/03                             1,077,370
                         570,000   Midland Bank PLC (FRN), 5.75%,
                                   06/29/49                               452,523
                         400,000   Okobank (FRN) (MTN), 6.01%,
                                   09/29/49                               388,600
                       1,000,000   Republic New York Corp., 7.20%,
                                   07/15/97                               870,483
                         400,000   Skandinavinska Enskilda (FRN)
                                   (MTN), 6.51%, 06/29/49                 396,300
                                                                     ------------
                                                                        3,926,926
                                                                     ------------
Brokerage Services     2,000,000   Bear Stearns Co., Inc.,
--6.12%                            7.25%, 10/15/06                      1,976,726
                         750,000   Bear Stearns Co., Inc., 7.00%,
                                   03/01/07                               730,000

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                           METWEST TOTAL RETURN BOND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
                     $ 2,200,000   Donaldson, Lufkin, Jenrette,
                                   Inc., 6.88%, 11/01/05             $  2,154,141
                       1,300,000   Lehman Brothers Holdings, Inc.,
                                   7.38%, 01/15/07                      1,280,042
                       1,500,000   Lehman Brothers Holdings, Inc.,
                                   8.50%, 05/01/07                      1,571,920
                         400,000   Merrill Lynch & Co., Inc.,
                                   6.00%, 02/17/09                        366,572
                       1,500,000   Merrill Lynch & Co., Inc.,
                                   6.88%, 11/15/18                      1,379,350
                                                                     ------------
                                                                        9,458,751
                                                                     ------------
Electric Utilities       300,000   Alabama Power Co., 9.00%,
--0.74%                            12/01/24                               308,672
                         800,000   Arkansas Power & Light Co.,
                                   8.75%, 03/01/26                        826,190
                                                                     ------------
                                                                        1,134,862
                                                                     ------------
Finance--5.09%         2,250,000   American Financial Group, 7.13%,
                                   04/15/09                             2,106,366
                         400,000   AT&T Capital Corp. (FRN) (MTN),
                                   6.26%, 12/05/00                        399,393
                         500,000   Bankers Trust Institutional
                                   Capital Trust, 7.75%,
                                   12/01/26(4)                            460,298
                       1,500,000   Crestar Capital Trust I, 8.16%,
                                   12/15/26                             1,539,333
                       1,300,000   Lumbermens Mutual Casualty Co.,
                                   8.30%, 12/01/37(4)                   1,145,962
                       1,500,000   Lumbermens Mutual Casualty Co.,
                                   8.45%, 12/01/97(4)                   1,248,199
                       1,000,000   Zurich Capital Trust I, 8.38%,
                                   06/01/37(4)                            971,383
                                                                     ------------
                                                                        7,870,934
                                                                     ------------
Industrial--10.04%       390,000   Cemex S.A. (MTN), 8.50%,
                                   08/31/00                               394,524
                       4,750,000   Harcourt General, Inc., 7.30%,
                                   08/01/97                             3,953,434
                       5,100,000   Husky Oil Ltd., 8.90%, 08/15/28      4,954,088
                       1,500,000   Mississippi Chemical, 7.25%,
                                   11/15/17                             1,412,400
                       5,000,000   Waste Management, Inc., 6.13%,
                                   07/15/01                             4,796,235
                                                                     ------------
                                                                       15,510,681
                                                                     ------------
Real Estate              500,000   Developers Diversified Realty
Investment Trust                   Corp. (MTN), 6.84%, 12/16/04           470,555
--5.72%                1,000,000   Developers Diversified Realty
                                   Corp. (MTN), 7.50%, 07/15/18           905,885

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                           METWEST TOTAL RETURN BOND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
                     $ 1,000,000   Health & Retirement Properties
                                   Trust, 7.50%, 10/01/03            $    958,750
                       1,700,000   Highwoods Excersiable Put
                                   Option, 7.19%, 06/15/04(4)           1,644,750
                         600,000   La Quinta Inns (MTN), 7.11%,
                                   10/17/01                               566,016
                       2,300,000   Rouse Co. (MTN), 8.09%, 05/16/05     2,339,401
                       2,000,000   United Dominion Realty Trust
                                   (MTN), 7.67%, 01/26/04               1,956,630
                                                                     ------------
                                                                        8,841,987
                                                                     ------------
Sovereign--0.42%         744,000   Republic of Argentina (FRN),
                                   6.81%, 03/31/05                        653,790
                                                                     ------------
                                   TOTAL CORPORATES                    47,397,931
                                                                     ------------
MORTGAGE-BACKED--44.44%(3)
Non-Agency                63,864   Blackrock Capital Finance L.P.
Mortgage-Backed                    1997-R2 AP, 7.81%, 12/25/35(4)          66,259
--27.27%               3,000,000   Blaylock Mortgage Capital Corp.
                                   1997-A B1, 6.43%, 10/25/04(4)        2,863,125
                       2,913,434   Citicorp Mortgage Securities,
                                   Inc. 1998-7 A4 (IO), 6.75%,
                                   08/25/28(6)                            390,292
                         215,935   CMC Securities Corp. III 1994-A
                                   A19, 5.61%, 02/25/24                   157,505
                          78,414   Collateralized Mortgage
                                   Obligation Trust 57 D, 9.90%,
                                   02/01/19                                82,440
                      89,809,923   DLJ Commercial Mortgage Corp.
                                   1999-CG2 S (IO), 0.46%,
                                   06/10/24(6)                          3,089,461
                       1,416,497   DLJ Mortgage Acceptance Corp.
                                   1992-Q8 A2, 6.52%, 11/25/22          1,424,766
                       1,540,829   DLJ Mortgage Acceptance Corp.
                                   1994-Q8 IIS (IO), 1.86%,
                                   05/25/24(6)                             69,693
                       5,528,838   DLJ Mortgage Acceptance Corp.
                                   1994-QE1 S (IO), 3.71%,
                                   04/25/24(4)                            307,265
                       1,628,195   DLJ Mortgage Acceptance Corp.
                                   1994-QE2 S (IO), 4.02%,
                                   06/25/24(4,6)                           99,646
                      10,183,238   DLJ Mortgage Acceptance Corp.
                                   1995-Q7 SA (IO), 3.01%,
                                   11/25/25(6)                            513,490
                       2,513,129   DLJ Mortgage Acceptance Corp.
                                   1995-QE11 SA (IO), 4.93%,
                                   12/25/25(6)                            175,668
                       6,355,312   DLJ Mortgage Acceptance Corp.
                                   1996-Q5 SA (IO), 3.54%,
                                   06/25/26(6)                            381,160
                       6,966,804   DLJ Mortgage Acceptance Corp.
                                   1996-QA S (IO), 3.13%,
                                   01/25/26(4,6)                          333,814
                       5,530,351   DLJ Mortgage Acceptance Corp.
                                   1996-QE3 SA (IO), 4.07%,
                                   03/25/26(6)                            343,783

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                           METWEST TOTAL RETURN BOND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
                     $   500,000   GE Capital Mortgage Services,
                                   Inc. 1994-6 A11, 6.50%, 04/25/24  $    434,113
                         259,628   Independent National Mortgage
                                   Corp. 1995-N A5, 7.50%, 10/25/25       260,943
                      82,607,335   LB Commercial Conduit Mortgage
                                   Trust 1998-C4 X (IO), 0.78%,
                                   09/15/23                             3,044,576
                         796,294   Lehman Structured Securities
                                   Corp. 1996-1 E2, 8.00%, 06/25/26       797,289
                       4,179,660   Nomura Asset Securities Corp.
                                   1994-4A 2IO (IO), 0.98%,
                                   09/25/24(6)                             57,031
                       1,115,140   Norwest Asset Securities Corp.
                                   1998-4 1A7, 9.00%, 02/25/28          1,137,791
                       2,989,143   Norwest Asset Securities Corp.
                                   1999-16 A7, 6.40%, 06/25/29          2,861,172
                       1,050,000   Norwest Integrated Structured
                                   Assets, Inc. 1999-2 1A2, 11.99%,
                                   09/25/29                               997,500
                         818,833   OCWEN Residential MBS Corp.
                                   1998-R2 AP, 6.34%, 11/25/34(4)         799,099
                         163,955   Residential Funding Mortgage
                                   Securities I 1993-S42 A10,
                                   8.30%, 10/25/08                        157,884
                       2,000,000   Residential Funding Mortgage
                                   Securities I 1998-S2 A2, 7.00%,
                                   01/25/28                             1,952,950
                       3,550,000   Residential Funding Mortgage
                                   Securities II 8.10%, 09/25/29        3,549,833
                       3,335,108   Resolution Trust Corp. 1994-C1
                                   F, 8.00%, 06/25/26                   3,300,713
                         136,787   Resolution Trust Corp. 1995-2
                                   B6, 6.36%, 05/25/29                    138,156
                       1,175,237   Resolution Trust Corp. 1995-C2
                                   F, 7.00%, 05/25/27                   1,147,148
                         192,881   Ryland Mortgage Securities Corp.
                                   1991-18 4A, 14.00%, 11/25/31           207,456
                         762,875   Ryland Mortgage Securities Corp.
                                   1994-5 M3, 6.37%, 10/25/23             560,237
                       6,500,000   Ryland Mortgage Securities Corp.
                                   III 1992-A 1C, 8.26%, 03/29/30       6,442,150
                         150,000   Structured Asset Securities
                                   Corp. 1995-3B 2A1, 6.50%,
                                   01/28/24                               139,021
                       3,000,000   Structured Asset Securities
                                   Corp. 1995-C4 D, 7.00%, 06/25/26     2,970,939

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                           METWEST TOTAL RETURN BOND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
                     $   850,000   Structured Asset Securities
                                   Corp. 1996-6 1A5, 7.50%,
                                   08/25/26                          $    839,328
                         172,310   Structured Mortgage Asset
                                   Residential Trust 1991-7 I (IO),
                                   8.50%, 12/25/22(6)                      37,167
                                                                     ------------
                                                                       42,130,863
                                                                     ------------
U.S. Agency               71,752   Fannie Mae G94-12 B,
Mortgage-Backed                    6.50%, 09/17/22                         71,793
--17.17%                 195,917   Fannie Mae 1992-143 SH, 8.75%,
                                   04/25/22                               200,347
                          37,903   Fannie Mae 1992-200 MC, 7.50%,
                                   08/25/22                                37,453
                         484,103   Fannie Mae 1993-115 S, 3.80%,
                                   07/25/23                               300,903
                         268,291   Fannie Mae 1993-189 SB, 7.62%,
                                   10/25/23                               222,433
                      11,673,832   Fannie Mae 1993-199 SD (IO),
                                   0.87%, 10/25/23                        268,790
                       1,999,490   Fannie Mae 1993-208 SE, 8.11%,
                                   11/25/23                             1,828,284
                         259,925   Fannie Mae 1993-221 SD, 9.00%,
                                   03/25/08                               261,023
                         203,318   Fannie Mae 1993-251 C, 6.50%,
                                   09/25/23                               201,903
                         287,973   Fannie Mae 1994-41 SC, 6.74%,
                                   03/25/24                               247,139
                       1,352,583   Fannie Mae 1994-56 TA (IO),
                                   6.50%, 04/25/17                         55,150
                         381,396   Fannie Mae 1995-10 Z, 6.50%,
                                   03/25/24                               372,842
                         271,230   Fannie Mae 1997-34 SA, 24.90%,
                                   10/25/23                               587,384
                       5,250,000   Fannie Mae 1997-44 SB (IO),
                                   2.50%, 06/25/08                        296,269
                       1,105,826   Fannie Mae 1998-26 SD, 8.67%,
                                   03/25/24                             1,011,039
                         940,637   Fannie Mae 1999-4 SC, 5.09%,
                                   01/25/24                               846,573
                         269,271   Fannie Mae Pool 233672, 7.74%,
                                   09/01/23                               276,180
                          77,716   Fannie Mae Pool 308798, 6.73%,
                                   04/01/25                                79,472
                         230,577   Fannie Mae Pool 312155, 7.23%,
                                   03/01/25                               235,649
                           7,147   Freddie Mac 1164 O,
                                   6.81%, 11/15/06                         93,476

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                           METWEST TOTAL RETURN BOND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
                     $   197,898   Freddie Mac 1336 H,
                                   7.75%, 01/15/21                   $    200,133
                       1,944,991   Freddie Mac 1499 G (IO),
                                   7.00%, 02/15/19                         31,900
                         283,829   Freddie Mac 1515 SA,
                                   8.61%, 05/15/08                        290,167
                           7,625   Freddie Mac 1541 JA,
                                   5.00%, 12/15/22                          7,317
                         898,928   Freddie Mac 1564 SA,
                                   8.77%, 08/15/08                        887,673
                          63,566   Freddie Mac 1564 SE,
                                   9.10%, 08/15/08                         64,638
                       1,636,000   Freddie Mac 1627 E,
                                   6.00%, 02/15/23                      1,542,442
                       6,000,000   Freddie Mac 1627 PN (IO),
                                   6.00%, 09/15/22                      1,481,101
                       1,744,889   Freddie Mac 1980 Z,
                                   7.00%, 07/15/27                      1,584,573
                       1,516,037   Freddie Mac 1985 SA,
                                   10.19%, 08/17/27                     1,417,494
                         145,472   Freddie Mac 2089 SA,
                                   9.16%, 07/15/15                        141,244
                       9,400,430   Freddie Mac 2097 PI (IO),
                                   6.50%, 02/15/25                      1,584,169
                         724,000   Freddie Mac 2098 TZ,
                                   6.00%, 01/15/28                        575,240
                       6,904,923   Freddie Mac 2136 PY (IO),
                                   6.50%, 11/15/22                      1,214,660
                         553,589   Freddie Mac 2136 ZA,
                                   6.50%, 03/15/29                        553,126
                       3,250,015   Freddie Mac 2149 KE (IO),
                                   6.50%, 01/15/22                        971,635
                       1,880,890   Freddie Mac 2156 S,
                                   10.60%, 05/15/29                     1,808,299
                      29,219,697   Freddie Mac 2156 SQ (IO),
                                   2.27%, 05/15/29                      1,677,211
                       2,000,000   Government National Mortgage
                                   Association Pool 30508,
                                   7.50%, 11/01/29                      2,003,126
                       1,048,768   Government National Mortgage
                                   Association Pool 470634,
                                   6.50%, 07/15/29                      1,003,425
                                                                     ------------
                                                                       26,533,675
                                                                     ------------
                                   TOTAL MORTGAGE-BACKED               68,664,538
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                           METWEST TOTAL RETURN BOND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
U.S. TREASURY NOTES--8.89%
                     $   330,000   U.S. Strips, 0.00%, 11/15/05      $    227,884
                         238,000   U.S. Treasury Notes, 7.00%,
                                   07/15/06                               249,974
                         280,000   U.S. Treasury Notes, 12.75%,
                                   11/15/10                               372,313
                      10,876,000   U.S. Treasury Notes, 8.13%,
                                   08/15/19                            12,881,263
                                                                     ------------
                                                                       13,731,434
                                                                     ------------
                                   TOTAL BONDS
                                   (Cost $152,667,342)                149,814,879
                                                                     ------------
SHORT TERM INVESTMENTS--0.81%
Commercial Paper         500,000   AT&T Corp., 5.36%(5), 10/04/99         499,781
--0.32%                                                              ------------

Money Market RIC         595,400   J.P. Morgan Institutional Prime
--0.39%                            Money Market                           595,400
                                                                     ------------
U.S. Treasury Bills      151,000   U.S. Treasury Bill,
--0.10%                            4.70% to 4.85%(5), 12/09/99            149,677
                                                                     ------------
                                   TOTAL SHORT TERM INVESTMENTS
                                   (Cost $1,244,820)                    1,244,858
                                                                     ------------
                                   TOTAL INVESTMENTS--97.77%
                                   (Cost $153,912,162)(1)             151,059,737
                                   CASH AND OTHER ASSETS, LESS
                                   LIABILITIES--2.23%                   3,440,208
                                                                     ------------
                                   NET ASSETS--100.00%               $154,499,945
                                                                     ============

                       FUTURES CONTRACTS: SHORT POSITIONS

NUMBER OF                                                        UNREALIZED
CONTRACTS                                                      (DEPRECIATION)
---------                                                      --------------
  (131)       U.S. Treasury 2 Year Note, December 1999            $(32,750)
                                                                  ========

Notes:
(1) Cost for Federal income tax purposes is $153,912,162 and net unrealized depreciation consists of:

Gross unrealized appreciation    $   869,988
Gross unrealized depreciation     (3,722,413)
                                 -----------
    Net unrealized depreciation  $(2,852,425)
                                 ===========

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 1999 was $12,875,268 representing 8.33% of total net assets.
(5) Represents annualized yield at date of purchase.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                           METWEST TOTAL RETURN BOND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

(6) Securities determined to be illiquid by the Fund's Board of Trustees. Information related to these securities is as follows:

                                             DATE OF                   % OF
SECURITY                                     PURCHASE      VALUE       TNA
--------                                     --------    ----------    ----
Citicorp Mortgage Securities, Inc. 1998-7
A4 (IO), 6.75%, 08/25/28                     09/21/99    $  390,292    0.25%
DLJ Commercial Mortgage Corp. 1999-CG2 S
  (IO), 0.46%, 06/10/24                      08/01/99     3,089,461    2.00
DLJ Mortgage Acceptance Corp. 1994-Q8 IIS
  (IO), 1.86%, 05/25/24                      06/19/97        69,693    0.05
DLJ Mortgage Acceptance Corp. 1994-QE2 S
  (IO), 4.02%, 06/25/24                      01/06/99        99,646    0.06
DLJ Mortgage Acceptance Corp. 1995-Q7 SA
  (IO), 3.01%, 11/25/25                      10/20/98       513,490    0.33
DLJ Mortgage Acceptance Corp. 1995-QE11 SA
  (IO), 4.93%, 12/25/25                      03/30/99       175,668    0.11
DLJ Mortgage Acceptance Corp. 1996-Q5 SA
  (IO), 3.54%, 06/25/26                      11/02/98       381,160    0.25
DLJ Mortgage Acceptance Corp. 1996-QA S
  (IO), 3.13%, 01/25/26                      10/20/98       333,814    0.22
DLJ Mortgage Acceptance Corp. 1996-QE3 SA
  (IO), 4.07%, 03/25/26                      01/22/99       343,783    0.22
Nomura Asset Securities Corp. 1994-4A 2IO
  (IO), 0.98%, 09/25/24                      06/01/99        57,031    0.04
Structured Mortgage Asset Residential Trust
  1991-7 I (IO), 8.50%, 12/25/22             06/25/97        37,167    0.02
                                                         ----------    ----
                                                         $5,491,205    3.55%
                                                         ==========    ====

(FRN): Floating rate note -- The rate disclosed is that in effect at September 30, 1999.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                       PRINCIPAL
                         AMOUNT                  ISSUES                 VALUE
---------------------------------------------------------------------------------
BONDS--85.44%
ASSET-BACKED          $  1,205,980   Atherton Franchisee Loan
SECURITIES--18.51%(3)                Funding 1999-A E, 8.25%,
                                     10/15/15(4)                     $    786,148
                         5,000,000   Cit Group Home Equity Loan
                                     Trust 1997-1 M2, 7.10%,
                                     07/15/27                           4,901,275
                            29,740   Contimortgage Home Equity Loan
                                     Trust 1994-4 A6, 8.27%,
                                     12/15/24                              30,282
                           772,868   Contimortgage Home Equity Loan
                                     Trust 1997-2 A5, 6.97%,
                                     10/15/13                             772,540
                         2,000,000   Delta Funding Home Equity Loan
                                     Trust 1996-2 A5, 8.01%,
                                     10/25/27(6)                        2,051,530
                        11,000,000   Empire Funding Home Loan Owner
                                     Trust 1999-1 M2, 9.00%,
                                     05/25/30                          10,417,352
                           437,500   Falcon Franchise Loan LLC
                                     1999-1 D, 8.40%, 07/05/13(4)         399,082
                         1,586,500   Falcon Franchise Loan LLC
                                     1999-1 E, 6.50%, 01/05/14(4)         882,986
                         3,410,000   First Plus Home Loan Trust
                                     1997-1 A6, 6.95%, 12/10/15         3,396,820
                         1,137,207   First Union Home Equity Loan
                                     Trust 1997-3 B, 7.39%,
                                     03/25/29                           1,108,066
                         1,500,000   FirstCity Capital Home Equity
                                     Funding Corporation 1998-1 A4,
                                     6.72%, 06/25/28(4)                 1,448,203
                         2,750,000   Green Tree Financial Corp.
                                     1994-1 A5, 7.65%, 04/15/19         2,827,344
                         1,210,000   Green Tree Home Equity Loan
                                     Trust 1997-B M1, 7.65%,
                                     04/15/27                           1,231,471
                         2,000,000   Green Tree Home Equity Loan
                                     Trust 1998-C B2, 8.06%,
                                     07/15/29                           1,794,070
                         1,800,000   Green Tree Home Improvement
                                     Loan Trust 1996-F HIM1,
                                     7.30%, 11/15/27                    1,781,667
                         5,000,000   Green Tree Home Improvement
                                     Loan Trust 1998-B HEB2,
                                     8.49%, 11/15/29                    4,740,625
                         2,750,000   Green Tree Home Improvement
                                     Loan Trust 1998-B HEM2,
                                     7.33%, 11/15/29                    2,658,475
                         3,126,951   Green Tree Recreational,
                                     Equipment & Consumer Trust
                                     1998-A A4H, 8.26%, 05/15/29        3,116,585
                         1,487,926   New York City Tax Lien 1998-2A
                                     A, 7.98%, 07/25/06(4)              1,486,736
                            84,331   Olympic Automobile Receivables
                                     Trust 1994-B A2, 6.85%,
                                     06/15/01                              84,421
                         5,951,494   Structured Settlements Fund
                                     1999-A A, 7.25%, 12/20/15(4)       5,897,116

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                       PRINCIPAL
                         AMOUNT                  ISSUES                 VALUE
---------------------------------------------------------------------------------
BONDS (CONTINUED)
ASSET-BACKED          $  7,212,000   TMI Home Loan Trust 1998-A A4,
SECURITIES                           7.56%, 05/25/18(4)              $  7,169,139
(CONTINUED)                 85,095   UCFC Home Equity Loan
                                     1994-B1 A4, 7.45%, 06/10/11           85,628
                           100,210   UCFC Home Equity Loan
                                     1995-D1 A2, 6.20%, 03/10/14          100,132
                                                                     ------------
                                                                       59,167,693
                                                                     ------------
CORPORATES--20.67%(2)
Banks--4.61%             1,100,000   Bergen Bank ASA (FRN),
                                     6.00%, 08/29/49                      815,815
                           500,000   Christiania Bank (FRN),
                                     5.31%, 11/29/49                      384,850
                         2,600,000   Den Norske Bank ASA (FRN),
                                     6.09%, 08/29/49                    1,933,560
                           800,000   MBNA Corp. (MTN),
                                     6.50%, 09/15/00                      797,514
                           400,000   MBNA Corp. (FRN) (MTN),
                                     5.92%, 02/06/01                      398,930
                         1,175,000   MBNA Corp. (FRN) (MTN),
                                     5.83%, 09/13/01                    1,167,403
                         3,400,000   MBNA Corp. (FRN) (MTN),
                                     5.87%, 06/17/02                    3,371,943
                         2,000,000   MBNA Corp. (FRN) (MTN),
                                     5.98%, 09/09/02                    1,984,146
                           510,000   Midland Bank PLC (FRN),
                                     5.48%, 06/29/49                      404,889
                           680,000   Midland Bank PLC (FRN),
                                     6.25%, 09/29/49                      539,753
                         1,300,000   Okobank (FRN) (MTN),
                                     6.01%, 09/29/49                    1,262,950
                         1,300,000   Skandinavinska Enskilda (FRN)
                                     (MTN), 6.51%, 06/29/49             1,287,975
                           400,000   Skandinaviska Enskilda (FRN)
                                     (MTN), 6.51%, 03/29/49               399,560
                                                                     ------------
                                                                       14,749,288
                                                                     ------------
Brokerage                3,000,000   Bear Stearns Co., Inc. (FRN)
Services--7.59%                      (MTN), 5.63%, 06/26/04             2,993,925
                         1,800,000   Bear Stearns Co., Inc. (FRN)
                                     (MTN), 5.89%, 03/18/05             1,800,157
                         5,000,000   Bear Stearns Co., Inc.,
                                     7.25%, 10/15/06                    4,941,814
                         3,000,000   Donaldson, Lufkin, Jenrette,
                                     Inc., 6.88%, 11/01/05              2,937,465

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                       PRINCIPAL
                         AMOUNT                  ISSUES                 VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Brokerage             $    550,000   Donaldson, Lufkin, Jenrette,
Services                             Inc. (MTN), 6.90%, 10/01/07     $    534,298
(continued)              1,000,000   Donaldson, Lufkin, Jenrette,
                                     Inc., 6.50%, 06/01/08                936,391
                         2,000,000   Goldman Sachs Group (MTN),
                                     7.20%, 11/01/06(4)                 1,986,012
                           200,000   Lehman Brothers Holdings,
                                     Inc., 6.63%, 11/15/00                200,340
                           500,000   Lehman Brothers Holdings, Inc.
                                     (FRN) (MTN), 6.12%, 03/17/07         488,650
                         4,000,000   Lehman Brothers Holdings,
                                     Inc., 8.50%, 05/01/07              4,191,788
                           250,000   Lehman Brothers Holdings PLC
                                     (FRN) (MTN), 5.98%, 02/20/01         249,950
                         3,000,000   Lehman Brothers Holdings PLC
                                     (FRN) (MTN), 5.91%, 01/30/02       2,997,900
                                                                     ------------
                                                                       24,258,690
                                                                     ------------
Electric                   600,000   Arkansas Power & Light Co.,
Utilities--0.19%                     8.75%, 03/01/26                      619,642
                                                                     ------------
Finance--0.85%             100,000   American Bankers Insurance
                                     Group, Inc. (FRN) (MTN),
                                     5.96%, 04/12/00                      100,232
                         1,500,000   AT&T Capital Corp. (FRN)
                                     (MTN), 6.26%, 12/05/00             1,497,723
                         1,250,000   Lumbermens Mutual Casualty
                                     Co., 8.30%, 12/01/37(4)            1,101,886
                                                                     ------------
                                                                        2,699,841
                                                                     ------------
Industrial--2.01%        4,000,000   Harcourt General, Inc.,
                                     7.30%, 08/01/97                    3,329,208
                         3,000,000   Pennzoil Co., 10.63%, 06/01/01     3,090,065
                                                                     ------------
                                                                        6,419,273
                                                                     ------------
Real Estate              4,000,000   EOP Operating L.P.,
Investment                           6.38%, 02/15/03                    3,877,336
Trust--5.42%             3,000,000   Highwoods Excersiable Put
                                     Option, 7.19%, 06/15/04(4)         2,902,500
                         3,300,000   La Quinta Inns (MTN),
                                     7.11%, 10/17/01                    3,113,091
                         1,500,000   Rouse Co. (FRN) (MTN),
                                     6.34%, 05/29/01                    1,496,655
                         5,811,000   Rouse Co., 8.50%, 01/15/03         5,947,773
                                                                     ------------
                                                                       17,337,355
                                                                     ------------
                                     TOTAL CORPORATES                  66,084,089
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                       PRINCIPAL
                         AMOUNT                  ISSUES                 VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED--44.23%(3)
Non-Agency            $    195,420   Bear Stearns Mortgage
Mortgage-Backed                      Securities, Inc. 1993-8 AS16,
--34.63%                             10.75%, 08/25/24                $    189,344
                           255,458   Blackrock Capital Finance L.P.
                                     1997-R2 AP, 7.81%, 12/25/35(4)       265,037
                         1,894,437   Chase Mortgage Finance Corp.
                                     1999-AS2 2A1, 6.50%, 07/25/29      1,890,771
                            75,421   Citicorp Mortgage Securities,
                                     Inc. 1988-16 A1, 10.00%,
                                     11/25/18                              78,939
                           116,360   Citicorp Mortgage Securities,
                                     Inc. 1991-5 A, 5.75%, 05/25/21        90,506
                           253,150   Citicorp Mortgage Securities,
                                     Inc. 1994-3 A12, 9.00%,
                                     02/25/24                             249,076
                            44,855   Collateralized Mortgage
                                     Securities Corp. X 1, 7.00%,
                                     06/01/06                              44,664
                           391,643   Countrywide Funding Corp.
                                     1993-11 A12, 8.50%, 02/25/09         377,507
                           100,000   Countrywide Funding Corp.
                                     1994-7 A7, 6.50%, 03/25/24            94,565
                         3,202,920   Countrywide Mortgage Backed
                                     Securities, Inc. 1993-D A12,
                                     7.50%, 01/25/09                    3,208,365
                            28,172   Countrywide Mortgage Backed
                                     Securities, Inc. 1993-D A13,
                                     6.00%, 01/25/09                       28,099
                       160,659,973   DLJ Commercial Mortgage Corp.
                                     1999-CG2 S (IO), 0.46%,
                                     06/10/24(6)                        5,526,703
                           583,937   DLJ Mortgage Acceptance Corp.
                                     1993-Q18 SC (IO), 2.91%,
                                     01/25/24(6)                            8,963
                         1,483,796   DLJ Mortgage Acceptance Corp.
                                     1994-QE1 A1, 7.27%,
                                     04/25/24(4)                        1,488,284
                         9,573,592   DLJ Mortgage Acceptance Corp.
                                     1994-Q8 IIS (IO), 1.86%,
                                     05/25/24(6)                          433,023
                         1,085,302   DLJ Mortgage Acceptance Corp.
                                     1995-QE11 SA (IO),
                                     4.93%, 12/25/25(6)                    75,863
                         7,928,836   DLJ Mortgage Acceptance Corp.
                                     1996-QA S (IO), 3.13%,
                                     01/25/26(4,6)                        379,910
                         2,291,292   DLJ Mortgage Acceptance Corp.
                                     1996-Q5 SA (IO), 3.54%,
                                     06/25/26(6)                          137,420
                            90,702   FDIC REMIC Trust 1994-C1 2A2,
                                     7.85%, 09/25/25                       90,986
                         2,556,797   GE Capital Mortgage Services,
                                     Inc. 1992-12F F1, 7.00%,
                                     10/25/07                           2,553,204
                           105,986   GE Capital Mortgage Services,
                                     Inc. 1993-10 A2, 9.00%,
                                     09/25/23                             108,038

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                       PRINCIPAL
                         AMOUNT                  ISSUES                 VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency            $    959,775   GE Capital Mortgage Services,
Mortgage-Backed                      Inc. 1996-4 A5, 7.00%, 03/25/26 $    918,500
(continued)                 71,662   Guardian Savings & Loan
                                     Association 1988-2 A,
                                     6.51%, 09/25/18                       70,463
                            28,041   Guardian Savings & Loan
                                     Association 1988-5 A,
                                     6.60%, 12/25/18                       27,959
                         3,250,000   IMPAC Secured Assets CMN Owner
                                     Trust 1998-1 M2, 7.77%,
                                     07/25/25                           3,200,236
                           432,713   Independent National Mortgage
                                     Corp. 1995-N A5, 7.50%,
                                     10/25/25                             434,905
                       164,572,823   LB Commercial Conduit Mortgage
                                     Trust 1998-C4 X (IO),
                                     0.78%, 09/15/23                    6,065,496
                        10,103,272   Lehman Structured Securities
                                     Corp. 1996-1 E2, 8.00%,
                                     06/25/26                          10,115,901
                            55,086   Norwest Asset Securities Corp.
                                     1997-5 A2, 7.00%, 04/25/12            55,247
                         1,422,111   Norwest Asset Securities Corp.
                                     1998-15 A15, 8.00%, 07/25/28       1,443,927
                         1,060,664   Norwest Asset Securities Corp.
                                     1999-16 A7, 6.40%, 06/25/29        1,015,255
                         1,260,000   Norwest Integrated Structured
                                     Assets, Inc. 1999-2 1A2,
                                     11.99%, 09/25/29                   1,197,000
                           247,925   Paine Webber Mortgage
                                     Acceptance Corp. 1993-9 A6,
                                     7.00%, 10/25/23                      248,157
                        10,800,000   PNC Mortgage Securities Corp.
                                     1999-9 2A1, 7.50%, 09/25/29       10,803,240
                         3,760,627   Prudential Home Mortgage
                                     Securities 1995-A 2B,
                                     8.68%, 03/28/25(4)                 3,874,012
                           500,000   Residential Funding Mortgage
                                     Securities I 1993-S26 A9,
                                     7.50%, 07/25/23                      501,678
                           166,351   Residential Funding Mortgage
                                     Securities I 1996-S14 A11,
                                     8.00%, 05/25/26                      168,135
                           300,000   Residential Funding Mortgage
                                     Securities I 1997-S12 A17,
                                     7.25%, 08/25/27                      298,442
                         2,000,000   Residential Funding Mortgage
                                     Securities I 1998-S2 A2,
                                     7.00%, 01/25/28                    1,952,950
                         4,400,047   Resolution Trust Corp. 1994-C1
                                     F, 8.00%, 06/25/26                 4,354,669

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                       PRINCIPAL
                         AMOUNT                  ISSUES                 VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency            $    783,952   Resolution Trust Corp. 1995-C1
Mortgage-Backed                      E, 6.90%, 02/25/27              $    760,539
(continued)              1,935,684   Resolution Trust Corp. 1995-C2
                                     F, 7.00%, 05/25/27                 1,889,421
                           569,205   Ryland Acceptance Corp. IV 28
                                     1, 11.50%, 12/25/16                  593,752
                           187,500   Ryland Mortgage Securities
                                     Corp. 1993-3 2E, 6.71%,
                                     08/25/08                             187,516
                           805,966   Ryland Mortgage Securities
                                     Corp. III 1992-D 1A, 7.97%,
                                     09/25/22                             803,270
                         6,000,000   Ryland Mortgage Securities
                                     Corp. III 1992-A 1C, 8.26%,
                                     03/29/30                           5,946,600
                         4,862,285   Sasco Floating Rate Commercial
                                     Mortgage Trust 1998-C3A E,
                                     6.13%, 06/25/01(4)                 4,804,545
                            88,954   SLH Mortgage Trust 1990-1 G,
                                     9.60%, 03/25/21                       88,660
                         2,000,000   Structured Asset Securities
                                     Corp. 1996-6 1A5, 7.50%,
                                     08/25/26                           1,974,890
                         5,000,000   Structured Asset Securities
                                     Corp. 1996-CFL B, 6.30%,
                                     02/25/28                           4,974,225
                        24,577,563   Structured Asset Securities
                                     Corp. 1997-C1 D, 5.98%,
                                     08/25/00(4)                       24,598,331
                                                                     ------------
                                                                      110,687,188
                                                                     ------------
U.S. Agency                 35,196   Fannie Mae 1990-14 H,
Mortgage-Backed                      7.95%, 08/25/19                       35,472
--9.60%                    328,954   Fannie Mae 1993-95 SB,
                                     15.05%, 06/25/08                     385,747
                         2,277,939   Fannie Mae 1993-189 SB,
                                     7.43%, 10/25/23                    1,888,581
                           176,000   Fannie Mae 1993-202 SJ,
                                     9.00%, 11/25/23                      169,651
                         2,695,474   Fannie Mae 1993-208 SE,
                                     7.92%, 11/25/23                    2,464,674
                           519,851   Fannie Mae 1993-221 SD,
                                     9.00%, 03/25/08                      522,046
                           295,866   Fannie Mae 1994-2 SB,
                                     10.00%, 01/25/24                     296,803
                           287,973   Fannie Mae 1994-41 SC,
                                     6.74%, 03/25/24                      247,139
                        15,000,000   Fannie Mae 1997-44 SB (IO),
                                     2.44%, 06/25/08                      846,483
                         2,270,707   Fannie Mae 1997-76 FS,
                                     5.86%, 09/17/27                    2,167,068
                         1,410,955   Fannie Mae 1999-4 SC,
                                     5.09%, 01/25/24                    1,269,860

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                       PRINCIPAL
                         AMOUNT                  ISSUES                 VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency           $  8,875,269   Fannie Mae Strip 302 2 (IO),
Mortgage-Backed                      6.00%, 06/01/29                 $  2,996,788
(continued)                  7,147   Freddie Mac 1164 O,
                                     681.25%, 11/15/06                     93,476
                         7,500,000   Freddie Mac 1627 PN (IO),
                                     6.00%, 09/15/22                    1,846,688
                           200,000   Freddie Mac 1634 SE,
                                     8.80%, 12/15/23                      194,424
                         1,455,789   Freddie Mac 1967 BC,
                                     0.00%, 06/17/27                    1,207,889
                           145,472   Freddie Mac 2089 SA,
                                     9.16%, 07/15/15                      141,244
                        10,000,000   Freddie Mac 2097 PI (IO),
                                     6.50%, 02/15/25                    1,685,209
                         1,231,646   Freddie Mac 2149 JD (IO),
                                     6.50%, 04/15/17                      277,118
                         3,728,019   Freddie Mac 2149 KQ (IO),
                                     6.50%, 08/15/18                      836,283
                        48,699,495   Freddie Mac 2156 SQ (IO),
                                     2.27%, 05/15/29                    2,795,351
                         2,821,335   Freddie Mac 2156 S,
                                     10.60%, 05/15/29                   2,712,448
                           460,749   Freddie Mac Gold 21 SG,
                                     9.39%, 10/25/23                      467,253
                         1,577,844   Government National Mortgage
                                     Association 1994-1 C (IO),
                                     7.99%, 08/16/23                      401,126
                           104,874   Government National Mortgage
                                     Association Pool 1849,
                                     8.50%, 08/20/24                      108,498
                           200,667   Government National Mortgage
                                     Association Pool 2020,
                                     8.50%, 06/20/25                      207,566
                           143,497   Government National Mortgage
                                     Association Pool 2286,
                                     8.50%, 09/20/26                      148,348
                           752,286   Government National Mortgage
                                     Association Pool 2487,
                                     8.50%, 09/20/27                      777,871
                         3,000,000   Government National Mortgage
                                     Association Pool 30508,
                                     7.50%, 11/01/29                    3,004,689

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                       PRINCIPAL
                         AMOUNT                  ISSUES                 VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency           $    524,317   Government National Mortgage
Mortgage-Backed                      Association Pool 422972,
(continued)                          6.50%, 07/15/29                 $    501,649
                                                                     ------------
                                                                       30,697,442
                                                                     ------------
                                     TOTAL MORTGAGE-BACKED            141,384,630
                                                                     ------------
U.S. TREASURY NOTES--2.03%
                         6,189,000   U.S. Treasury Notes,
                                     7.00%, 07/15/06                    6,500,387
                                                                     ------------
                                     TOTAL BONDS
                                     (Cost $275,151,976)              273,136,799
                                                                     ------------
SHORT TERM INVESTMENTS--14.29%
Commercial               5,000,000   AT&T Corp., 5.36%(5), 10/04/99     4,997,808
Paper--14.09%            1,500,000   BellSouth Telecommunications,
                                     Inc., 5.41%(5), 10/26/99           1,494,479
                        10,000,000   Coca-Cola Co., 5.38%(5),
                                     10/21/99                           9,970,778
                        10,000,000   Ford Motor Credit Co.,
                                     5.39%(5), 10/14/99                 9,980,933
                         9,000,000   General Motors Acceptance
                                     Corp., 5.35% to 5.38%(5),
                                     10/07/99                           8,992,105
                         4,600,000   Kellogg Co., 5.35%(5),
                                     10/01/99                           4,600,000
                         5,000,000   Lucent Technologies, Inc.,
                                     5.37%(5), 10/12/99                 4,991,949
                                                                     ------------
                                                                       45,028,052
                                                                     ------------
Money Market RIC            23,000   J.P. Morgan Institutional
--0.01%                              Prime Money Market                    23,000
                                                                     ------------
U.S. Treasury              607,000   U.S. Treasury Bill,
Bills--0.19%                         4.70% to 4.85%(5), 12/09/99          601,683
                                                                     ------------
                                     TOTAL SHORT TERM INVESTMENTS
                                     (Cost $45,652,575)                45,652,735
                                                                     ------------
                                     TOTAL INVESTMENTS--99.73%
                                     (Cost $320,804,551)(1)           318,789,534
                                     CASH AND OTHER ASSETS,
                                     LESS LIABILITIES--0.27%              869,090
                                                                     ------------
                                     NET ASSETS--100.00%             $319,658,624
                                                                     ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                       FUTURES CONTRACTS: SHORT POSITIONS

NUMBER OF                                                        UNREALIZED
CONTRACTS                                                      (DEPRECIATION)
---------                                                      --------------
   (179)      U.S. Treasury 2 Year Note, December 1999           $ (44,750)
   (243)      U.S. Treasury 10 Year Note, December 1999            (66,586)
    (13)      U.S. Treasury Long Bond, March 2000                    5,282
                                                                 ---------
                                                                 $(106,054)
                                                                 =========

Notes:
(1) Cost for Federal income tax purposes is $320,804,551 and net unrealized depreciation consists of:

Gross unrealized appreciation    $ 1,649,779
Gross unrealized depreciation     (3,664,796)
                                 -----------
    Net unrealized depreciation  $(2,015,017)
                                 ===========

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Pass through securities backed by mortgage securities where payment is periodically made will have an effective maturity date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 1999 was $59,469,927 representing 18.60% of total net assets.
(5) Represents annualized yield at date of purchase.
(6) Securities determined to be illiquid by the Fund's Board of Trustees. Information related to these securities is as follows:

                                              DATE OF                   % OF
                  SECURITY                    PURCHASE      VALUE       TNA
                  --------                    --------    ----------    ----
Delta Funding Home Equity Loan Trust 1996-2
A5, 8.01%, 10/25/27                           11/13/98    $2,051,530    0.64%
DLJ Commercial Mortgage Corp. 1999-CG2 S
  (IO), 0.46%, 06/10/24                       08/01/99     5,526,703    1.73
DLJ Mortgage Acceptance Corp. 1993-Q18 SC
  (IO), 2.91%, 01/25/24                       09/30/97         8,963    0.00
DLJ Mortgage Acceptance Corp. 1994-Q8 IIS
  (IO), 1.86%, 05/25/24                       06/19/97       433,023    0.14
DLJ Mortgage Acceptance Corp. 1995-QE11 SA
  (IO), 4.93%, 12/25/25                       03/30/99        75,863    0.02
DLJ Mortgage Acceptance Corp. 1996-QA S
  (IO), 3.13%, 01/25/26                       10/20/98       379,910    0.12
DLJ Mortgage Acceptance Corp. 1996-Q5 SA
  (IO), 3.54%, 06/25/26                       01/04/99       137,420    0.04
                                                          ----------    ----
                                                          $8,613,412    2.69%
                                                          ==========    ====

(FRN): Floating rate note -- The rate disclosed is that in effect at September 30, 1999.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS--76.61%
ASSET-BACKED          $   231,135   First Alliance Mortgage Loan
SECURITIES--6.70%(3)                Trust 1994-4 A1, 9.28%, 02/25/26   $  231,578
                          250,000   Green Tree Home Improvement Loan
                                    Trust 1998-B HEM2, 7.33%, 11/15/29    241,679
                          123,994   New York City Tax Lien 1998-2A A,
                                    7.98%, 07/25/06(4)                    123,895
                           15,155   Nationscredit Grantor Trust
                                    1997-1 A, 6.75%, 08/15/13              15,193
                            8,174   Navistar Financial Corp. Owner
                                    Trust 1996-B A3, 6.33%, 04/21/03        8,192
                                                                       ----------
                                                                          620,537
                                                                       ----------
CORPORATES--48.76%
Banks--8.24%              200,000   Capital One Bank, 6.26%, 05/07/01     197,697
                           20,000   MBNA Corp. (FRN) (MTN),
                                    5.87%, 06/17/02                        19,835
                          250,000   Okobank (FRN), 6.76%,
                                    10/29/49(2,4)                         250,000
                          300,000   Republic New York Corp. (FRN),
                                    5.25%, 10/28/02                       295,860
                                                                       ----------
                                                                          763,392
                                                                       ----------
Brokerage                  20,000   Donaldson, Lufkin, Jenrette, Inc.
Services--6.56%                     (FRN) (MTN), 5.89%, 10/29/07           19,747
                          300,000   Lehman Brothers Holdings PLC
                                    (FRN) (MTN), 5.66%, 07/30/04(2)       295,260
                          300,000   Paine Webber Group, Inc. (FRN)
                                    (MTN), 5.91%, 08/18/04                292,884
                                                                       ----------
                                                                          607,891
                                                                       ----------
Electric Utilities        150,000   Duquesne Light Co.,
--1.65%                             8.38%, 05/15/24(3)                    153,338
                                                                       ----------
Finance--19.98%            30,000   American Bankers Insurance Group
                                    (FRN) (MTN), 5.96%, 04/12/00           30,070
                          150,000   Developers Diversified Realty
                                    Corp. (MTN), 7.38%, 09/18/01          149,727
                          300,000   EOP Operating L.P., 6.38%,
                                    02/15/02                              295,549
                          250,000   Golden State Holdings (FRN),
                                    6.31%, 08/01/03(2)                    247,961
                          300,000   Health & Retirement Properties
                                    Trust, 7.50%, 10/01/03(2)             288,375
                          200,000   Liberty Property L.P. (MTN),
                                    6.60%, 06/05/02                       194,337
                          300,000   National Consumer Coop. Bank
                                    (FRN) (MTN), 6.12%, 04/02/01          299,658

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
                      $   100,000   Spieker Properties L.P. (MTN),
                                    7.58%, 12/17/01                    $  101,134
                          250,000   United Dominion Realty Trust
                                    (MTN), 7.67%, 01/26/04                244,579
                                                                       ----------
                                                                        1,851,390
                                                                       ----------
Industrial--11.63%        250,000   CBS Corp. (MTN), 9.14%, 07/03/01      259,961
                           10,000   Cemex S.A. (MTN), 8.50%, 08/31/00      10,116
                          300,000   Columbia/HCA Healthcare (MTN),
                                    6.88%, 07/15/01                       292,470
                           25,000   Pennzoil Co., 10.63%, 06/01/01(2)      25,751
                          300,000   Rouse Co. (FRN) (MTN),
                                    6.34%, 05/29/01                       299,331
                          200,000   Waste Management, Inc.,
                                    6.63%, 07/15/02                       190,520
                                                                       ----------
                                                                        1,078,149
                                                                       ----------
Sovereign--0.70%           74,400   Republic of Argentina (FRN),
                                    6.81%, 03/31/05(2)                     65,379
                                                                       ----------
                                    TOTAL CORPORATES                    4,519,539
                                                                       ----------
MORTGAGE-BACKED--17.92%
Non-Agency                254,321   DLJ Mortgage Acceptance Corp.
Mortgage-Backed                     1992-Q4 A2, 6.57%, 07/25/22           254,579
--14.21%                2,433,129   DLJ Mortgage Acceptance Corp.
                                    1994-QE2 S (IO),
                                    4.02%, 06/25/24(4,6)                  148,907
                          220,595   Lehman Structured Securities
                                    Corp. 1996-1 E2, 8.00%, 06/25/26      220,871
                           29,000   Ryland Mortgage Securities Corp.
                                    Series III 1992-A 1C,
                                    8.26%, 03/29/30                        28,742
                          243,114   Sasco Floating Rate Commercial
                                    Mortgage Trust 1998-C3A E,
                                    6.13%, 06/25/01(4)                    240,227
                          150,012   Structured Asset Securities Corp.
                                    1993-C1 C, 6.60%, 10/25/24            146,989
                          278,976   Structured Settlements Fund
                                    1999-A A,
                                    7.25%, 12/20/15(4)                    276,427
                                                                       ----------
                                                                        1,316,742
                                                                       ----------
U.S. Agency                57,118   Fannie Mae G-36 ZB,
Mortgage-Backed                     7.00%, 11/25/21                        57,051
--3.71%                    23,196   Fannie Mae 1993-95 SB,
                                    15.05%, 06/25/08                       27,201
                           71,658   Fannie Mae 1999-1 S,
                                    10.25%, 07/25/23                       74,037

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
                      $ 1,263,200   Freddie Mac 1543 TH (IO),
                                    3.90%, 01/15/19                    $   26,968
                            3,668   Freddie Mac 1584 S,
                                    6.78%, 09/15/23                         3,305
                           20,000   Freddie Mac 2012 SD,
                                    6.70%, 11/15/27                        14,170
                          100,000   Freddie Mac 2051 E,
                                    7.00%, 09/15/27                        96,647
                           43,109   Freddie Mac Gold 2 L,
                                    8.00%, 11/25/22                        44,750
                                                                       ----------
                                                                          344,129
                                                                       ----------
                                    TOTAL MORTGAGE-BACKED               1,660,871
                                                                       ----------
U.S. TREASURY NOTES--3.23%
                          295,000   U.S. Treasury Notes,
                                    6.25%, 02/15/03                       298,964
                                                                       ----------
                                    TOTAL BONDS
                                    (Cost $7,126,126)                   7,099,911
                                                                       ----------
COMMON STOCK--2.81%
                            2,029   S&P 500 Depositary Receipt            260,536
                                                                       ----------
                                    TOTAL COMMON STOCK
                                    (Cost $267,980)                       260,536
                                                                       ----------
SHORT TERM INVESTMENTS--18.22%
Commercial                350,000   Bellsouth Telecommunications,
Paper--11.84%                       Inc., 5.39%(5), 10/19/99              349,076
                          500,000   Ford Motor Credit Co.,
                                    5.39%(5), 10/14/99                    499,047
                          250,000   General Motors Acceptance Corp.,
                                    5.40%(5), 10/20/99                    249,302
                                                                       ----------
                                                                        1,097,425
                                                                       ----------
Money Market RIC           43,500   J.P. Morgan Institutional Prime
--0.47%                             Money Market                           43,500
                                                                       ----------
U.S. Treasury Bills       553,000   U.S. Treasury Bill,
--5.91%                             4.52% to 4.85%(5), 12/09/99           548,156
                                                                       ----------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $1,688,914)                   1,689,081
                                                                       ----------
                                    TOTAL INVESTMENTS--97.64%
                                    (Cost $9,083,020)(1)                9,049,528
                                    CASH AND OTHER ASSETS,
                                    LESS LIABILITIES--2.36%               218,575
                                                                       ----------
                                    NET ASSETS--100.00%                $9,268,103
                                                                       ==========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)

                       FUTURES CONTRACTS: LONG POSITIONS

NUMBER OF                                                        UNREALIZED
CONTRACTS                                                      (DEPRECIATION)
---------                                                      --------------
    27        S&P 500 Index, December 1999                       $(451,763)
    5         S&P Mini, December 1999                              (16,053)
                                                                 =========
                                                                 $(467,816)
                                                                 =========

Notes:
(1) Cost for Federal income tax purposes is $9,083,020 and net unrealized depreciation consists of:

Gross unrealized appreciation    $ 40,610
Gross unrealized depreciation     (74,102)
                                 --------
    Net unrealized depreciation  $(33,492)
                                 ========

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 1999 was $1,039,456 representing 11.22% of total net assets.
(5) Represents annualized yield at date of purchase.
(6) Securities determined to be illiquid by the Fund's Board of Trustees. Information related to these securities is as follows:

                                               DATE OF                 % OF
SECURITY                                       PURCHASE     VALUE      TNA
--------                                       --------    --------    ----
DLJ Mortgage Acceptance Corp. 1994-QE2 S
(IO), 4.02%, 06/25/24                          07/01/99    $148,907    1.61%
                                                           ========    ====

(FRN): Floating rate note -- The rate disclosed is that in effect at September 30, 1999.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 1999 (UNAUDITED)

                                      TOTAL RETURN   LOW DURATION   ALPHATRAK 500
                                       BOND FUND      BOND FUND         FUND
                                      ------------   ------------   -------------
ASSETS:
Investments, at value (Cost
$153,912,162, $320,804,551 and
$9,083,020 respectively) (Note 2)     $151,059,737   $318,789,534    $9,049,528
  Cash and cash equivalents (Note 2)           820          8,720         1,547
  Dividends and interest receivable      2,070,787      2,646,155        99,840
  Receivable for securities sold         8,823,333      8,104,590       399,968
  Receivable for capital stock sold      3,136,742        125,772             0
  Deferred unamortized
    organizational costs (Note 2)           18,936         18,936        14,412
  Variation margin (Note 3)                  8,188         34,768             0
  Other assets                               7,718         19,695           411
                                      ------------   ------------    ----------
        Total assets                   165,126,261    329,748,170     9,565,706
                                      ============   ============    ==========
LIABILITIES:
  Payable for securities purchased       9,544,849      8,009,606       255,605
  Payable for capital stock redeemed             0         95,745             0
  Variation margin (Note 3)                      0              0         3,501
  Due to Adviser (Note 5)                   53,856        104,143        10,474
  Accrued expenses                          77,446        125,248        28,023
  Distributions payable                    950,165      1,754,804             0
                                      ------------   ------------    ----------
        Total liabilities               10,626,316     10,089,546       297,603
                                      ------------   ------------    ----------
        Net assets                    $154,499,945   $319,658,624    $9,268,103
                                      ============   ============    ==========
NET ASSETS CONSIST OF:
  Common stock, unlimited shares
    authorized, $0.01 par value,
    15,116,065, 31,595,710 and
    832,706 shares outstanding,
    respectively                      $158,690,183   $320,393,496    $8,818,705
  Accumulated undistributed net
    investment income                            0              0       153,378
  Accumulated undistributed net
    realized (loss) gain on
    investments                         (1,305,063)     1,386,200       797,328
  Net unrealized depreciation on
    investments                         (2,885,175)    (2,121,072)     (501,308)
                                      ------------   ------------    ----------
                                      $154,499,945   $319,658,624    $9,268,103
                                      ============   ============    ==========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                $10.22         $10.12        $11.13
                                             =====          =====       =======

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                            STATEMENTS OF OPERATIONS
              FOR THE PERIOD ENDED SEPTEMBER 30, 1999 (UNAUDITED)

                                       TOTAL RETURN   LOW DURATION   ALPHATRAK 500
                                        BOND FUND      BOND FUND         FUND
                                       ------------   ------------   -------------
INVESTMENT INCOME:
Dividends                              $         0    $         0      $   1,790
  Interest                               5,339,112     10,149,097        329,325
                                       -----------    -----------      ---------
        Total investment income          5,339,112     10,149,097        331,115
                                       -----------    -----------      ---------
EXPENSES:
  Investment advisory fees (Note 5)        364,774        654,069         24,245
  Transfer agent fees                       13,779         13,976         10,172
  Administration fees                       46,243         94,297          3,940
  Registration and filing fees              25,358         44,892          8,947
  Reports to shareholders                    3,605          8,744            654
  Custodian fees                            19,633         40,642         10,666
  Accounting services                       23,342         30,885         11,803
  Pricing fees                               1,188          1,842            552
  Legal fees                                 5,628         10,811          1,003
  Insurance expenses                         5,008          9,961            357
  Trustees' fees and expenses                7,709          7,709          7,704
  Auditing and tax consulting fees          11,192         11,257          8,023
  Amortization of organizational
    expenses (Note 2)                        3,795          3,795          1,929
  Miscellaneous expenses                     1,385            860            379
                                       -----------    -----------      ---------
        Total operating expenses           532,639        933,740         90,374
  Expenses waived and reimbursed
    (Note 5)                              (101,543)      (143,406)       (56,408)
                                       -----------    -----------      ---------
        Net expenses                       431,096        790,334         33,966
                                       -----------    -----------      ---------
        Net investment income            4,908,016      9,358,763        297,149
                                       -----------    -----------      ---------
REALIZED AND UNREALIZED (LOSS) GAIN
  ON INVESTMENTS:
  Net realized (loss) gain on
    investments and futures contracts   (1,260,971)     1,006,558        433,431
  Net change in unrealized
    depreciation on investments         (2,620,632)    (2,059,125)       (69,936)
  Net change in unrealized
    depreciation on futures contracts      (32,750)      (106,054)      (652,949)
                                       -----------    -----------      ---------
  Net realized and unrealized loss on
    investments                         (3,914,353)    (1,158,621)      (289,454)
                                       -----------    -----------      ---------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                           $   993,663    $ 8,200,142      $   7,695
                                       ===========    ===========      =========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        TOTAL RETURN
                                                          BOND FUND
                                                -----------------------------
                                                 SIX MONTHS
                                                    ENDED            YEAR
                                                SEPTEMBER 30,       ENDED
                                                    1999          MARCH 31,
                                                 (UNAUDITED)         1999
                                                -------------    ------------
OPERATIONS:
  Net investment income                         $  4,908,016     $  4,119,546
  Net realized (loss) gain on investments         (1,260,971)         831,877
  Net change in unrealized depreciation on
    investments                                   (2,620,632)        (326,594)
  Net change in unrealized depreciation on
    futures contracts                                (32,750)               0
                                                ------------     ------------
  Net increase in net assets resulting from
    operations                                       993,663        4,624,829
                                                ------------     ------------
DISTRIBUTIONS:
  Dividends to shareholders from net
    investment income                             (4,908,016)      (4,119,546)
  Distributions to shareholders from net
    realized gains on investments                          0       (1,102,035)
                                                ------------     ------------
  Net decrease in net assets resulting from
    distributions                                 (4,908,016)      (5,221,581)
                                                ------------     ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                    57,359,721       95,874,744
  Shares issued in reinvestment of dividends
    and distributions                              3,680,457        4,389,756
  Cost of shares redeemed                        (17,859,038)      (9,417,607)
                                                ------------     ------------
  Net increase in net assets resulting from
    capital share transactions                    43,181,140       90,846,893
                                                ------------     ------------
  Net increase in net assets                      39,266,787       90,250,141
  Net assets at beginning of period             $115,233,158     $ 24,983,017
                                                ============     ============
  Net assets at end of period (including
    undistributed net investment income of $0
    and $0, respectively)                       $154,499,945     $115,233,158
                                                ============     ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        LOW DURATION
                                                          BOND FUND
                                                -----------------------------
                                                 SIX MONTHS
                                                    ENDED            YEAR
                                                SEPTEMBER 30,       ENDED
                                                    1999          MARCH 31,
                                                 (UNAUDITED)         1999
                                                -------------    ------------
OPERATIONS:
  Net investment income                         $  9,358,763     $ 12,792,817
  Net realized gain on investments                 1,006,558          380,876
  Net change in unrealized depreciation on
    investments                                   (2,059,125)        (274,087)
  Net change in unrealized depreciation on
    futures contracts                               (106,054)               0
                                                ------------     ------------
  Net increase in net assets resulting from
    operations                                     8,200,142       12,899,606
                                                ------------     ------------
DISTRIBUTIONS:
  Dividends to shareholders from net
    investment income                             (9,358,763)     (12,792,817)
  Distributions to shareholders from net
    realized gains on investments                          0         (204,074)
                                                ------------     ------------
  Net decrease in net assets resulting from
    distributions                                 (9,358,763)     (12,996,891)
                                                ------------     ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                   123,324,630      234,531,692
  Shares issued in reinvestment of dividends
    and distributions                              7,527,127       12,586,415
  Cost of shares redeemed                        (45,371,697)    (146,996,632)
                                                ------------     ------------
  Net increase in net assets resulting from
    capital share transactions                    85,480,060      100,121,475
                                                ------------     ------------
  Net increase in net assets                      84,321,439      100,024,190
  Net assets at beginning of period             $235,337,185     $135,312,995
                                                ============     ============
  Net assets at end of period (including
    undistributed net investment income of $0
    and $0, respectively)                       $319,658,624     $235,337,185
                                                ============     ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         ALPHATRAK 500
                                                             FUND
                                                  ---------------------------
                                                   SIX MONTHS
                                                      ENDED          PERIOD
                                                  SEPTEMBER 30,      ENDED
                                                      1999         MARCH 31,
                                                   (UNAUDITED)       1999*
                                                  -------------    ----------
OPERATIONS:
Net investment income                              $  297,149      $  179,291
  Net realized gain on investments                    433,431         364,745
  Net change in unrealized (depreciation)
    appreciation on investments                       (69,936)         36,444
  Net change in unrealized (depreciation)
    appreciation on futures contracts                (652,949)        185,133
                                                   ----------      ----------
  Net increase in net assets resulting from
    operations                                          7,695         765,613
                                                   ----------      ----------
DISTRIBUTIONS:
  Dividends to shareholders from net investment
    income                                           (270,469)        (53,441)
  Distributions to shareholders from net
    realized gains on investments                           0               0
                                                   ----------      ----------
  Net decrease in net assets resulting from
    distributions                                    (270,469)        (53,441)
                                                   ----------      ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                      1,806,631       7,484,039
  Shares issued in reinvestment of dividends and
    distributions                                     270,281          53,410
  Cost of shares redeemed                            (649,960)       (145,696)
                                                   ----------      ----------
  Net increase in net assets resulting from
    capital share transactions                      1,426,952       7,391,753
                                                   ----------      ----------
  Net increase in net assets                        1,164,178       8,103,925
  Net assets at beginning of period                 8,103,925               0
                                                   ==========      ==========
  Net assets at end of period (including
    undistributed net investment income of
    $153,378 and $126,698, respectively)           $9,268,103      $8,103,925
                                                   ==========      ==========

* The AlphaTrak 500 Fund commenced operations on June 29, 1998.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                        TOTAL RETURN
                                                          BOND FUND
                                            -------------------------------------
                                             SIX MONTHS
                                                ENDED         YEAR        YEAR
                                            SEPTEMBER 30,     ENDED       ENDED
                                                1999        MARCH 31,   MARCH 31,
                                             (UNAUDITED)      1999        1998
                                            -------------   ---------   ---------
Net Asset Value, Beginning of Period            $10.53        $10.49      $10.00
                                              --------        ------      ------
Income from Investment Operations:
  Net investment income                           0.38          0.71        0.73
  Net realized and unrealized (loss) gain
    on investments                               (0.31)         0.19        0.60
                                              --------        ------      ------
  Total from Investment Operations                0.07          0.90        1.33
                                              --------        ------      ------
Less Distributions:
  Dividends from net investment income           (0.38)        (0.71)      (0.73)
  Distributions from net capital gains on
    investments                                   0.00         (0.15)      (0.11)
                                              --------        ------      ------
  Total Distributions                            (0.38)        (0.86)      (0.84)
                                              --------        ------      ------
Net Asset Value, End of Period                  $10.22        $10.53      $10.49
                                              ========        ======      ======
Total Return (not annualized)                     0.70%         8.84%      13.71%
Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)    $154,500      $115,233     $24,983
  Ratio of Expenses to Average Net Assets
    Before expense reimbursement                  0.80%#        0.97%       1.99%
    After expense reimbursement                   0.65%#        0.65%       0.65%
  Ratio of Net Income to Average Net
    Assets
    Before expense reimbursement                  7.25%#        6.60%       6.05%
    After expense reimbursement                   7.40%#        6.92%       7.39%
  Portfolio Turnover Rate                           81%          136%        235%

# Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                        LOW DURATION
                                                          BOND FUND
                                            -------------------------------------
                                             SIX MONTHS
                                                ENDED         YEAR        YEAR
                                            SEPTEMBER 30,     ENDED       ENDED
                                                1999        MARCH 31,   MARCH 31,
                                             (UNAUDITED)      1999        1998
                                            -------------   ---------   ---------
Net Asset Value, Beginning of Period            $10.15        $10.18      $10.00
                                              --------        ------      ------
Income from Investment Operations:
  Net investment income                           0.35          0.66        0.65
  Net realized and unrealized (loss) gain
    on investments                               (0.03)        (0.02)       0.19
                                              --------        ------      ------
  Total from Investment Operations                0.32          0.64        0.84
                                              --------        ------      ------
Less Distributions:
  Dividends from net investment income           (0.35)        (0.66)     (0.65)
  Distributions from net capital gains on
    investments                                   0.00         (0.01)     (0.01)
                                              --------        ------      ------
  Total Distributions                            (0.35)        (0.67)     (0.66)
                                              --------        ------      ------
Net Asset Value, End of Period                  $10.12        $10.15      $10.18
                                              ========        ======      ======
  Total Return (not annualized)                   3.18%         6.54%       8.71%

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)    $319,659      $235,337    $135,313
  Ratio of Expenses to Average Net Assets
    Before expense reimbursement                  0.68%#        0.70%       0.93%
    After expense reimbursement                   0.58%#        0.58%       0.58%
  Ratio of Net Income to Average Net
    Assets
    Before expense reimbursement                  6.75%#        6.49%       6.37%
    After expense reimbursement                   6.85%#        6.61%       6.72%
  Portfolio Turnover Rate                           74%           73%        102%

# Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                           ALPHATRAK 500
                                                                FUND
                                                     --------------------------
                                                      SIX MONTHS
                                                         ENDED         PERIOD
                                                     SEPTEMBER 30,      ENDED
                                                         1999         MARCH 31,
                                                      (UNAUDITED)       1999*
                                                     -------------    ---------
Net Asset Value, Beginning of Period                    $11.40         $10.00
                                                        ------         ------
Income from Investment Operations:
  Net investment income                                   0.37           0.44
  Net realized and unrealized (loss) gain on
    investments                                          (0.29)          1.22
                                                        ------         ------
  Total from Investment Operations                        0.08           1.66
                                                        ------         ------
Less Distributions:
  Dividends from net investment income                   (0.35)         (0.26)
  Distributions from net capital gains on
    investments                                           0.00           0.00
                                                        ------         ------
  Total Distributions                                    (0.35)         (0.26)
                                                        ------         ------
Net Asset Value, End of Period                          $11.13         $11.40
                                                        ======         ======
Total Return (not annualized)                             0.59%         17.28%
Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)              $9,268         $8,104
  Ratio of Expenses to Average Net Assets
    Before expense reimbursement                          1.81%#         3.39%#
    After expense reimbursement                           0.68%#         0.72%#
  Ratio of Net Income to Average Net Assets
    Before expense reimbursement                          4.82%#         4.14%#
    After expense reimbursement                           5.95%#         6.81%#
  Portfolio Turnover Rate                                   93%            74%

* The AlphaTrak 500 Fund commenced operations on June 29, 1998.
# Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

1. SUMMARY OF ORGANIZATION

  The Metropolitan West Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust on December 9, 1996 under the Investment Company Act of 1940, as amended. The Trust currently consists of four separate diversified portfolios (each a "Fund" and collectively, the "Funds"): Metropolitan West Total Return Bond Fund (the "Total Return Bond Fund"), Metropolitan West Low Duration Bond Fund (the "Low Duration Bond Fund"), Metropolitan West AlphaTrak 500 Fund (the "AlphaTrak 500 Fund") and the Metropolitan West Short-Term Investment Fund (the "Short-Term Investment Fund"). The Total Return Bond Fund and Low Duration Bond Fund commenced investments operations on March 31, 1997. The AlphaTrak 500 Fund commenced investment operations on June 29, 1998. The Short-Term Investment Fund was not operational at September 30, 1999.

  The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The dollar-weighted average maturity will exceed its portfolio duration.

  The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. Capital appreciation is a secondary consideration of the Fund. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years. The dollar-weighted average maturity for this Fund will exceed its portfolio duration.

  The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor's 500 Index ("S&P 500 Index"). The Fund invests in S&P 500 Index futures contracts backed by a diversified portfolio of fixed income securities of varying maturities with a portfolio duration of up to three years. The Fund's dollar-weighted average maturity will exceed its portfolio duration.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds:

  SECURITY VALUATION:
  Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations

--------------------------------------------------------------------------------
  received from one or more market-makers in the securities, or on evaluations from pricing services. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value) if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange which it is traded. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in-first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

  ORGANIZATION COSTS:
  Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations.

  DISTRIBUTIONS TO SHAREHOLDERS:
  The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

  FEDERAL INCOME TAXATION:
  It is the Funds' policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

  CASH AND CASH EQUIVALENTS:
  The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

--------------------------------------------------------------------------------

  USE OF ESTIMATES:
  In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. PORTFOLIO INVESTMENTS

  The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

  Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

  The Funds may also invest in Collateralized Mortgage Obligations (CMOs). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit ("REMIC"). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been

--------------------------------------------------------------------------------
  retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

  The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). During the period ended September 30, 1999, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund's limit on illiquid securities.

  The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the advisor to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

  In addition to the securities listed above, the AlphaTrak 500 Fund may invest all of its assets in the following equity derivative instruments: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest

--------------------------------------------------------------------------------
  up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools or trusts that invest in such stocks.

4. SECURITIES TRANSACTIONS
  PURCHASES AND SALES:
  Investment transactions for the period ended September 30, 1999, excluding temporary short-term investments, were as follows:

                                         PURCHASES         SALES
                                        ------------    ------------
Total Return Bond Fund                  $189,541,577    $136,765,829
Low Duration Bond Fund                   290,440,868     215,263,246
AlphaTrak 500 Fund                        10,530,768       7,970,580

5. INVESTMENT ADVISORY SERVICES

  Under the Investment Advisory Agreement relating to the Funds, Metropolitan West Asset Management, LLC (the "Adviser"), a registered investment adviser, provides the Funds with investment management services. As compensation for these services, the Adviser charges the Total Return Bond Fund and the Low Duration Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.55% and 0.48%, respectively, of each Fund's average daily net assets. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund's average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund's average daily net assets), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index over the same period. Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for six months ended September 30, 1999, were as follows:

                                            INVESTMENT      VOLUNTARY
                                             ADVISORY        EXPENSE
                                             FEE RATE      LIMITATION
                                            -----------    -----------
Total Return Bond Fund                         0.55%          0.65%
Low Duration Bond Fund                         0.48           0.58
AlphaTrak 500 Fund                          0.00 - 0.70    0.20 - 0.90

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS:

  Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

                            TOTAL RETURN BOND FUND       LOW DURATION BOND FUND         ALPHATRAK 500 FUND
                          --------------------------   ---------------------------   -------------------------
                             PERIOD                       PERIOD                        PERIOD
                              ENDED          YEAR          ENDED          YEAR           ENDED        PERIOD
                          SEPTEMBER 30,     ENDED      SEPTEMBER 30,      ENDED      SEPTEMBER 30,     ENDED
                              1999        MARCH 31,        1999         MARCH 31,        1999        MARCH 31,
                           (UNAUDITED)       1999       (UNAUDITED)       1999        (UNAUDITED)      1999
                          -------------   ----------   -------------   -----------   -------------   ---------
   Increase in Fund
   shares:
    Shares outstanding
     at beginning of
     period                10,941,629      2,381,576    23,175,723      13,289,111      711,012             0
    Shares sold             5,539,663      9,034,372    12,146,732      23,153,600      155,428       719,869
    Shares issued
     through
     reinvestment of
     dividends                357,219        413,999       742,616       1,240,285       23,203         5,327
    Shares redeemed        (1,722,446)      (888,318)   (4,469,361)    (14,507,273)     (56,937)      (14,184)
                           ----------     ----------    ----------     -----------      -------       -------
   Net increase in Fund
    shares                  4,174,436      8,560,053     8,419,987       9,886,612      121,694       711,012
                           ----------     ----------    ----------     -----------      -------       -------
   Shares outstanding at
    end of period          15,116,065     10,941,629    31,595,710      23,175,723      832,706       711,012
                           ==========     ==========    ==========     ===========      =======       =======

--------------------------------------------------------------------------------

                               BOARD OF TRUSTEES
                              Scott B. Dubchansky
                                Keith T. Holmes
                             Martin Luther King III
                               Laird R. Landmann
                                James M. Lippman
                              Daniel D. Villanueva

                                    OFFICERS
                              Scott B. Dubchansky
                      Chairman of the Board, President and
                          Principal Executive Officer

                             Richard H. Schweitzer
             Treasurer, Principal Accounting and Financial Officer

                                 Lara Mulpagano
                       Secretary and Assistant Treasurer

                               James E. Menvielle
                              Assistant Treasurer

                 ADVISER:                                    AUDITORS:
  Metropolitan West Asset Management, LLC              Deloitte & Touche LLP
   11766 Wilshire Boulevard, Suite 1580         1000 Wilshire Boulevard, Suite 1500
           Los Angeles, CA 90025                       Los Angeles, CA 90017
                CUSTODIAN:                                 DISTRIBUTOR:
           The Bank of New York                    First Data Distributors, Inc.
           90 Washington Street                         4400 Computer Drive
            New York, NY 10286                          Westboro, MA 01581
              TRANSFER AGENT:                             LEGAL COUNSEL:
 First Data Investor Services Group, Inc.      Paul, Hastings, Janofsky & Walker LLP
              P.O. Box 61503                     345 California Street, 29th Floor
         King of Prussia, PA 19406                    San Francisco, CA 94104

                                [MetWstLg Logo]

                      For Additional Information about the
                         Metropolitan West Funds call:
                               (310) 966-8900 or
                           (800) 241-4671 (toll-free)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.